Oil and Gas Assets - Schedule of Oil and Gas Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Balance at beginning	$ 1,125,000	$ 17,975,830	$ 17,975,830
Additions		18,040,460	23,409
Disposals/ Disposition	(12,719)		(431,989)
Depletion		(138,170)	(261,061)
Impairment			(16,380,166)
Foreign currency translation			(21,023)
Balance at end	1,112,281		1,125,000
Missouri [Member]
Balance at beginning	950,000	16,364,000	16,364,000
Additions			243,409
Disposals/ Disposition	(12,719)		(178,339)
Depletion			(261,061)
Impairment			(15,218,009)
Foreign currency translation
Balance at end	937,281		950,000
Kentucky [Member]
Balance at beginning		100,000	100,000
Additions
Disposals/ Disposition
Depletion
Impairment			(100,000)
Foreign currency translation
Balance at end
Montana [Member]
Balance at beginning	75,000	75,000	75,000
Additions
Disposals/ Disposition
Depletion
Impairment
Foreign currency translation
Balance at end	75,000		75,000
Kansas [Member]
Balance at beginning		98,214	98,214
Additions
Disposals/ Disposition			(7,100)
Depletion
Impairment			(91,114)
Foreign currency translation
Balance at end
Texas [Member]
Balance at beginning
Additions
Depletion
Impairment
Foreign currency translation
Balance at end
Other Country [Member]
Balance at beginning	100,000	1,338,616	1,338,616
Additions
Disposals/ Disposition			(246,550)
Depletion
Impairment			(971,043)
Foreign currency translation			(21,023)
Balance at end	$ 100,000		$ 100,000